Investment Risks	Apr. 23, 2026
JNL/AMERICAN FUNDS BALANCED FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/AMERICAN FUNDS BALANCED FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/AMERICAN FUNDS BALANCED FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

JNL/AMERICAN FUNDS BALANCED FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS BALANCED FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/AMERICAN FUNDS BALANCED FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/AMERICAN FUNDS BALANCED FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

JNL/AMERICAN FUNDS BALANCED FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS BALANCED FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/AMERICAN FUNDS BALANCED FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/AMERICAN FUNDS BALANCED FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS BALANCED FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/AMERICAN FUNDS BALANCED FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/American Funds Bond Fund of America Fund | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

JNL/American Funds Bond Fund of America Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/American Funds Bond Fund of America Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/American Funds Bond Fund of America Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/American Funds Bond Fund of America Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/American Funds Bond Fund of America Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/American Funds Bond Fund of America Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/American Funds Bond Fund of America Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/American Funds Bond Fund of America Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/American Funds Bond Fund of America Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/American Funds Bond Fund of America Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/American Funds Bond Fund of America Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/American Funds Bond Fund of America Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

JNL/American Funds Bond Fund of America Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

JNL/American Funds Bond Fund of America Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/American Funds Bond Fund of America Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

JNL/American Funds Bond Fund of America Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/American Funds Capital Income Builder Fund | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/American Funds Capital Income Builder Fund | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

JNL/American Funds Capital Income Builder Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/American Funds Capital Income Builder Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/American Funds Capital Income Builder Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/American Funds Capital Income Builder Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/American Funds Capital Income Builder Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/American Funds Capital Income Builder Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/American Funds Capital Income Builder Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/American Funds Capital Income Builder Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/American Funds Capital Income Builder Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/American Funds Capital Income Builder Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/American Funds Capital Income Builder Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/American Funds Capital Income Builder Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/American Funds Global Growth Fund | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/American Funds Global Growth Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/American Funds Global Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/American Funds Global Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/American Funds Global Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/American Funds Global Growth Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/American Funds Global Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/American Funds Global Growth Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/American Funds Global Growth Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/American Funds Global Growth Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/American Funds Global Growth Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/American Funds Global Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/American Funds Global Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/American Funds Global Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/American Funds Growth Fund | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/American Funds Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/American Funds Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/American Funds Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/American Funds Growth Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/American Funds Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/American Funds Growth Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/American Funds Growth Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/American Funds Growth Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/American Funds Growth Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Master Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/American Funds Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/American Funds Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/American Funds Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

JNL/AMERICAN FUNDS GROWTH-INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/AMERICAN FUNDS INTERNATIONAL FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/AMERICAN FUNDS INTERNATIONAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/AMERICAN FUNDS NEW WORLD FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/AMERICAN FUNDS NEW WORLD FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/AMERICAN FUNDS NEW WORLD FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS NEW WORLD FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/AMERICAN FUNDS NEW WORLD FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/AMERICAN FUNDS NEW WORLD FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS NEW WORLD FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/AMERICAN FUNDS NEW WORLD FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/AMERICAN FUNDS NEW WORLD FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS NEW WORLD FUND | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/AMERICAN FUNDS NEW WORLD FUND | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/AMERICAN FUNDS NEW WORLD FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/AMERICAN FUNDS NEW WORLD FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/AMERICAN FUNDS NEW WORLD FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/AMERICAN FUNDS NEW WORLD FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

JNL/AMERICAN FUNDS NEW WORLD FUND | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

JNL/AMERICAN FUNDS NEW WORLD FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/AMERICAN FUNDS NEW WORLD FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/AMERICAN FUNDS NEW WORLD FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/AMERICAN FUNDS NEW WORLD FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Multi-Manager Alternative Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Multi-Manager Alternative Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager Alternative Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL Multi-Manager Alternative Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager Alternative Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Multi-Manager Alternative Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL Multi-Manager Alternative Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL Multi-Manager Alternative Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL Multi-Manager Alternative Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL Multi-Manager Alternative Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

JNL Multi-Manager Alternative Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL Multi-Manager Alternative Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

JNL Multi-Manager Alternative Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL Multi-Manager Alternative Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL Multi-Manager Alternative Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL Multi-Manager Alternative Fund | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

JNL Multi-Manager Alternative Fund | Event driven and special situations risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.

JNL Multi-Manager Alternative Fund | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

JNL Multi-Manager Alternative Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

JNL Multi-Manager Alternative Fund | Contingent convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Contingent convertible securities risk – Contingent convertible securities (“CoCos”) are a form of hybrid fixed-income instrument. They are subordinated instruments that are designed to behave like bonds or preferred equity in times of economic health for the issuer, yet absorb losses when a pre-determined “trigger event” affecting the issuer occurs. CoCos are either convertible into equity at a predetermined share price or written down if a pre-specified trigger event occurs (in certain circumstances, the value may be written down to zero). Trigger events vary by individual security and are defined by the documents governing the contingent convertible security. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. If the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

JNL Multi-Manager Alternative Fund | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

JNL Multi-Manager Alternative Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL Multi-Manager Alternative Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL Multi-Manager Alternative Fund | Special purpose acquisition companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Special purpose acquisition companies risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.

JNL Multi-Manager Alternative Fund | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.

JNL Multi-Manager Alternative Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

JNL Multi-Manager Alternative Fund | Private funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Private funds risk – The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to Shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any changes in the Private Funds that could be material and adverse, resulting in substantial losses from risks of Private Funds.

JNL Multi-Manager Alternative Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Valuation risk – The value of the Fund’s investments in Private Funds will be difficult to ascertain and these valuations on a given date will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuations of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds will depend in large part on a Private Fund’s manager to provide a valuation, or assistance with a valuation, of the Fund’s investment in a Private Fund. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a manager as of a specific date, may vary from the fair value of the investment that may be obtained if the Fund were to sell such investment to a third party in a secondary transaction. For information about the value of the Fund’s investments in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements that, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

JNL Multi-Manager Alternative Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Banking industry investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Government regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Commodity ETF risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Commodity ETF risk – In addition to the risks described under “exchange-traded funds investing risk,” the value of the Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, war, insufficient storage capacity, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Warrants risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Participation note risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Russia investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Russia investment risk – During periods when sanctions are in place, such as the ongoing Russia/Ukraine war, there are risks related to holding positions located in or with ties to Russia. This may include, but is not limited to, the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned securities. Absent sanctions prohibiting these investments, the Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the underdeveloped state of Russia’s banking system and securities markets, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Investing in China A Shares risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Investing through Stock Connect risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Senior loans risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Second lien loans risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Consumer discretionary risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Consumer discretionary risk – If the Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Distressed debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Temporary defensive positions and large cash positions risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Investment in money market funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

JNL MULTI-MANAGER FLOATING RATE INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Master Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Master Fund’s portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL MULTI-MANAGER GLOBAL SMALL CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Multi-Manager International Equity Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL Multi-Manager International Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Multi-Manager International Equity Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager International Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager International Equity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL Multi-Manager International Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL Multi-Manager International Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Multi-Manager International Equity Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL Multi-Manager International Equity Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL Multi-Manager International Equity Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL Multi-Manager International Equity Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL Multi-Manager International Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL Multi-Manager International Equity Fund | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

JNL Multi-Manager International Equity Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL Multi-Manager International Equity Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL Multi-Manager International Equity Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL Multi-Manager International Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

JNL Multi-Manager International Equity Fund | Investing in China A Shares risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

JNL Multi-Manager International Equity Fund | Investing through Stock Connect risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

JNL Multi-Manager International Equity Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL Multi-Manager International Equity Fund | Quantitative strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor’s historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

JNL Multi-Manager International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Multi-Manager International Small Cap Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL Multi-Manager International Small Cap Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Multi-Manager International Small Cap Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager International Small Cap Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager International Small Cap Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL Multi-Manager International Small Cap Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Multi-Manager International Small Cap Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL Multi-Manager International Small Cap Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

JNL Multi-Manager International Small Cap Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL Multi-Manager International Small Cap Fund | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

JNL Multi-Manager International Small Cap Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL Multi-Manager International Small Cap Fund | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

JNL Multi-Manager International Small Cap Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL Multi-Manager International Small Cap Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL Multi-Manager International Small Cap Fund | Frontier market countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

JNL Multi-Manager International Small Cap Fund | Japan investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Japan investment risk – The Fund may invest a meaningful portion of its assets in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

JNL Multi-Manager International Small Cap Fund | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

JNL Multi-Manager International Small Cap Fund | Regulation S securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

JNL Multi-Manager International Small Cap Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL Multi-Manager International Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL MULTI-MANAGER MID CAP FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL MULTI-MANAGER MID CAP FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL MULTI-MANAGER MID CAP FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL MULTI-MANAGER MID CAP FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL MULTI-MANAGER MID CAP FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL MULTI-MANAGER MID CAP FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

JNL MULTI-MANAGER MID CAP FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL MULTI-MANAGER MID CAP FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL MULTI-MANAGER MID CAP FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL MULTI-MANAGER MID CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Multi-Manager Select Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Multi-Manager Select Equity Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager Select Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager Select Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Advisers’ investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL Multi-Manager Select Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Multi-Manager Select Equity Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL Multi-Manager Select Equity Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

JNL Multi-Manager Select Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL Multi-Manager Select Equity Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL Multi-Manager Select Equity Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL Multi-Manager Select Equity Fund | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

JNL Multi-Manager Select Equity Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL Multi-Manager Select Equity Fund | Warrants risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

JNL Multi-Manager Select Equity Fund | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

JNL Multi-Manager Select Equity Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL Multi-Manager Select Equity Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL Multi-Manager Select Equity Fund | Master limited partnership risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

JNL Multi-Manager Select Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Multi-Manager Select Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL Multi-Manager Small Cap Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Multi-Manager Small Cap Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager Small Cap Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL Multi-Manager Small Cap Growth Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL Multi-Manager Small Cap Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Multi-Manager Small Cap Growth Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL Multi-Manager Small Cap Growth Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

JNL Multi-Manager Small Cap Growth Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL Multi-Manager Small Cap Growth Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL Multi-Manager Small Cap Growth Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL Multi-Manager Small Cap Growth Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

JNL Multi-Manager Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

JNL MULTI-MANAGER SMALL CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Moderate ETF Allocation Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL Moderate ETF Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Moderate ETF Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Moderate ETF Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL Moderate ETF Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Moderate ETF Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL Moderate ETF Allocation Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL Moderate ETF Allocation Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL Moderate ETF Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL Moderate ETF Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL Moderate ETF Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL Moderate ETF Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

JNL Moderate ETF Allocation Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL Moderate ETF Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

JNL Moderate ETF Allocation Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

JNL Moderate ETF Allocation Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL Moderate ETF Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL Moderate ETF Allocation Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL Moderate ETF Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Moderate Growth ETF Allocation Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL Moderate Growth ETF Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Moderate Growth ETF Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Moderate Growth ETF Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL Moderate Growth ETF Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Moderate Growth ETF Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL Moderate Growth ETF Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL Moderate Growth ETF Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL Moderate Growth ETF Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL Moderate Growth ETF Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

JNL Moderate Growth ETF Allocation Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL Moderate Growth ETF Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

JNL Moderate Growth ETF Allocation Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

JNL Moderate Growth ETF Allocation Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL Moderate Growth ETF Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL Moderate Growth ETF Allocation Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL Moderate Growth ETF Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL Moderate Growth ETF Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL Moderate Growth ETF Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Growth ETF Allocation Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL Growth ETF Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL Growth ETF Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Growth ETF Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL Growth ETF Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL Growth ETF Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL Growth ETF Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL Growth ETF Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL Growth ETF Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL Growth ETF Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

JNL Growth ETF Allocation Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL Growth ETF Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

JNL Growth ETF Allocation Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

JNL Growth ETF Allocation Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL Growth ETF Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL Growth ETF Allocation Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL Growth ETF Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL Growth ETF Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL Growth ETF Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/American Funds Moderate Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/American Funds Moderate Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/American Funds Moderate Allocation Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/American Funds Moderate Allocation Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/American Funds Moderate Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/American Funds Moderate Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/American Funds Moderate Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/American Funds Moderate Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/American Funds Moderate Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/American Funds Moderate Allocation Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL/American Funds Moderate Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/American Funds Moderate Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/American Funds Moderate Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/American Funds Moderate Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Distressed debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Clearance and settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Commodities regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts and related options are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Commodity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, war, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, insufficient storage capacity, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Commodity-linked notes risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and derivatives risk, they may be subject to additional risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Custody risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Custody risk – The Fund may invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries may limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Custody risk is heightened in countries with less developed securities markets.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Forward foreign currency exchange contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Pacific Rim investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Structured note risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax risk – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”), including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/BLACKROCK GLOBAL ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Russia investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Russia investment risk – During periods when sanctions are in place, such as the ongoing Russia/Ukraine war, there are risks related to holding positions located in or with ties to Russia. This may include, but is not limited to, the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned securities. Absent sanctions prohibiting these investments, the Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the underdeveloped state of Russia’s banking system and securities markets, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Commodity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, war, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, insufficient storage capacity, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Forward foreign currency exchange contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Natural resource related securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Natural resource related securities risk – Because the Fund invests in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a fund that invests to a lesser extent in investments with exposure to these sectors. Because the Fund invests in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Consumer discretionary risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Consumer discretionary risk – If the Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Health care sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Quantitative strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor’s historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Clearance and settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Dividend-paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Cohen & Steers U.S. Realty Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Cohen & Steers U.S. Realty Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Cohen & Steers U.S. Realty Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/Cohen & Steers U.S. Realty Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Cohen & Steers U.S. Realty Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Cohen & Steers U.S. Realty Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/Cohen & Steers U.S. Realty Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/Cohen & Steers U.S. Realty Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Cohen & Steers U.S. Realty Fund | Government regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
JNL/Cohen & Steers U.S. Realty Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Cohen & Steers U.S. Realty Fund | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.
JNL/Cohen & Steers U.S. Realty Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/Cohen & Steers U.S. Realty Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Cohen & Steers U.S. Realty Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/Cohen & Steers U.S. Realty Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/Cohen & Steers U.S. Realty Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Cohen & Steers U.S. Realty Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Cohen & Steers U.S. Realty Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/DFA International Core Equity Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/DFA International Core Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/DFA International Core Equity Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/DFA International Core Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/DFA International Core Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/DFA International Core Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/DFA International Core Equity Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/DFA International Core Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/DFA International Core Equity Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/DFA International Core Equity Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/DFA International Core Equity Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/DFA International Core Equity Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/DFA International Core Equity Fund | Profitability investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
JNL/DFA International Core Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DFA U.S. CORE EQUITY FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/DFA U.S. CORE EQUITY FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/DFA U.S. CORE EQUITY FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/DFA U.S. CORE EQUITY FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/DFA U.S. CORE EQUITY FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/DFA U.S. CORE EQUITY FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/DFA U.S. CORE EQUITY FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/DFA U.S. CORE EQUITY FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/DFA U.S. CORE EQUITY FUND | Profitability investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

JNL/DFA U.S. CORE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DFA U.S. Small Cap Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/DFA U.S. Small Cap Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/DFA U.S. Small Cap Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/DFA U.S. Small Cap Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/DFA U.S. Small Cap Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/DFA U.S. Small Cap Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/DFA U.S. Small Cap Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/DFA U.S. Small Cap Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/DFA U.S. Small Cap Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/DFA U.S. Small Cap Fund | Profitability investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

JNL/DFA U.S. Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/DOUBLELINE CORE FIXED INCOME FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Event driven and special situations risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/DOUBLELINE CORE FIXED INCOME FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/DOUBLELINE CORE FIXED INCOME FUND | Inflation-indexed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Restricted securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.
JNL/DOUBLELINE CORE FIXED INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Government regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/DoubleLine Shiller Enhanced CAPE Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/DoubleLine Shiller Enhanced CAPE Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/DoubleLine Shiller Enhanced CAPE Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Forward foreign currency exchange contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/DoubleLine Shiller Enhanced CAPE Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Indexed and inverse securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way the Fund’s investment manager does not anticipate.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal securities risk – Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of projects in the same or similar sectors (e.g., education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (e.g., general obligation bonds, private activity bonds and moral obligation bonds). Other occurrences, such as catastrophic natural disasters or acts of terrorism, can also adversely affect a state’s fiscal stability and affect the value of a Fund’s investment in municipal securities. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that has caused many states to operate under significant financial stress. Certain states or municipalities may file for, and enter bankruptcy proceedings. Legal and regulatory requirements related to state and municipal bankruptcy are evolving, which could affect the value of a Fund’s investment in municipal securities.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Structured investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
JNL/DoubleLine Shiller Enhanced CAPE Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DoubleLine Total Return Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/DoubleLine Total Return Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/DoubleLine Total Return Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/DoubleLine Total Return Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/DoubleLine Total Return Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/DoubleLine Total Return Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/DoubleLine Total Return Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/DoubleLine Total Return Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/DoubleLine Total Return Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/DoubleLine Total Return Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/DoubleLine Total Return Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/DoubleLine Total Return Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/DoubleLine Total Return Fund | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/DoubleLine Total Return Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/DoubleLine Total Return Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/DoubleLine Total Return Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/DoubleLine Total Return Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/DoubleLine Total Return Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/DoubleLine Total Return Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/DoubleLine Total Return Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/DoubleLine Total Return Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/DoubleLine Total Return Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/DoubleLine Total Return Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/DoubleLine Total Return Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/DoubleLine Total Return Fund | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/DoubleLine Total Return Fund | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/DoubleLine Total Return Fund | Collateralized debt obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Collateralized debt obligations risk – Collateralized debt obligations (CDOs) are subject to credit, interest rate, valuation, prepayment and extension risks. In addition, CDOs carry additional risks, including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of a forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
JNL/DoubleLine Total Return Fund | Model risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model risk – The Sub-Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
JNL/DoubleLine Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Repurchase agreements, purchase and sale contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Advisers’ investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Consumer discretionary risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer discretionary risk – If the Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Reverse repurchase agreements risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Regulation S securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Master limited partnership risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Infrastructure companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Infrastructure companies risk – Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Stapled securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stapled securities risk – A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/FRANKLIN TEMPLETON INCOME FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

JNL/FRANKLIN TEMPLETON INCOME FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/FRANKLIN TEMPLETON INCOME FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/FRANKLIN TEMPLETON INCOME FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/FRANKLIN TEMPLETON INCOME FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

JNL/FRANKLIN TEMPLETON INCOME FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/FRANKLIN TEMPLETON INCOME FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/FRANKLIN TEMPLETON INCOME FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/FRANKLIN TEMPLETON INCOME FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/FRANKLIN TEMPLETON INCOME FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/FRANKLIN TEMPLETON INCOME FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/FRANKLIN TEMPLETON INCOME FUND | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/FRANKLIN TEMPLETON INCOME FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/FRANKLIN TEMPLETON INCOME FUND | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/FRANKLIN TEMPLETON INCOME FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/FRANKLIN TEMPLETON INCOME FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/FRANKLIN TEMPLETON INCOME FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/FRANKLIN TEMPLETON INCOME FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

JNL/FRANKLIN TEMPLETON INCOME FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

JNL/FRANKLIN TEMPLETON INCOME FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

JNL/FRANKLIN TEMPLETON INCOME FUND | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

JNL/FRANKLIN TEMPLETON INCOME FUND | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

JNL/FRANKLIN TEMPLETON INCOME FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL/FRANKLIN TEMPLETON INCOME FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

JNL/FRANKLIN TEMPLETON INCOME FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/FRANKLIN TEMPLETON INCOME FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/FRANKLIN TEMPLETON INCOME FUND | Health care sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

JNL/FRANKLIN TEMPLETON INCOME FUND | Industrial companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial companies risk – The stock prices of companies in the industrials sector are affected by supply and demand both for their specific products or services and for industrials sector products in general. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increase competition, depletion of resources, technological developments and labor relations.

JNL/FRANKLIN TEMPLETON INCOME FUND | Equity-linked notes (ELNs) risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity-linked notes (ELNs) risk – Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

JNL/FRANKLIN TEMPLETON INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/GOLDMAN SACHS 4 FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/GOLDMAN SACHS 4 FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/GOLDMAN SACHS 4 FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/GOLDMAN SACHS 4 FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/GOLDMAN SACHS 4 FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/GOLDMAN SACHS 4 FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/GOLDMAN SACHS 4 FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/GOLDMAN SACHS 4 FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/GOLDMAN SACHS 4 FUND | Model risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model risk – The Sub-Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
JNL/GOLDMAN SACHS 4 FUND | Limited management, trading cost and rebalance risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
JNL/GOLDMAN SACHS 4 FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/GOLDMAN SACHS 4 FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/GQG Emerging Markets Equity Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/GQG Emerging Markets Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/GQG Emerging Markets Equity Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/GQG Emerging Markets Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/GQG Emerging Markets Equity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/GQG Emerging Markets Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/GQG Emerging Markets Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/GQG Emerging Markets Equity Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/GQG Emerging Markets Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/GQG Emerging Markets Equity Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/GQG Emerging Markets Equity Fund | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
JNL/GQG Emerging Markets Equity Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/GQG Emerging Markets Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
JNL/GQG Emerging Markets Equity Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/GQG Emerging Markets Equity Fund | Commodity ETF risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity ETF risk – In addition to the risks described under “exchange-traded funds investing risk,” the value of the Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, war, insufficient storage capacity, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.
JNL/GQG Emerging Markets Equity Fund | Warrants risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
JNL/GQG Emerging Markets Equity Fund | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.
JNL/GQG Emerging Markets Equity Fund | Participation note risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.
JNL/GQG Emerging Markets Equity Fund | Russia investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Russia investment risk – During periods when sanctions are in place, such as the ongoing Russia/Ukraine war, there are risks related to holding positions located in or with ties to Russia. This may include, but is not limited to, the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned securities. Absent sanctions prohibiting these investments, the Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the underdeveloped state of Russia’s banking system and securities markets, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
JNL/GQG Emerging Markets Equity Fund | Investing in China A Shares risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
JNL/GQG Emerging Markets Equity Fund | Investing through Stock Connect risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
JNL/GQG Emerging Markets Equity Fund | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
JNL/GQG Emerging Markets Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/GQG Emerging Markets Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/INVESCO SMALL CAP GROWTH FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/INVESCO SMALL CAP GROWTH FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/INVESCO SMALL CAP GROWTH FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/INVESCO SMALL CAP GROWTH FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/INVESCO SMALL CAP GROWTH FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/INVESCO SMALL CAP GROWTH FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/INVESCO SMALL CAP GROWTH FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/INVESCO SMALL CAP GROWTH FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/INVESCO SMALL CAP GROWTH FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/INVESCO SMALL CAP GROWTH FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/INVESCO SMALL CAP GROWTH FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/INVESCO SMALL CAP GROWTH FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/INVESCO SMALL CAP GROWTH FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/INVESCO SMALL CAP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Hedged Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Hedged Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Hedged Equity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/JPMorgan Hedged Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/JPMorgan Hedged Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Hedged Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Hedged Equity Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/JPMorgan Hedged Equity Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/JPMorgan Hedged Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Hedged Equity Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Hedged Equity Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/JPMorgan Hedged Equity Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/JPMorgan Hedged Equity Fund | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
JNL/JPMorgan Hedged Equity Fund | Data science investment approach risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Data science investment approach risk – The Fund relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the Fund’s proprietary data science approach will result in effective investment decisions for the Fund and, specifically to the extent the approach does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.
JNL/JPMorgan Hedged Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMORGAN MIDCAP GROWTH FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/JPMORGAN MIDCAP GROWTH FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/JPMORGAN MIDCAP GROWTH FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMORGAN MIDCAP GROWTH FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/JPMORGAN MIDCAP GROWTH FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/JPMORGAN MIDCAP GROWTH FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMORGAN MIDCAP GROWTH FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/JPMORGAN MIDCAP GROWTH FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/JPMORGAN MIDCAP GROWTH FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/JPMORGAN MIDCAP GROWTH FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMORGAN MIDCAP GROWTH FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/JPMORGAN MIDCAP GROWTH FUND | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/JPMORGAN MIDCAP GROWTH FUND | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
JNL/JPMORGAN MIDCAP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Nasdaq Hedged Equity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Data science investment approach risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Data science investment approach risk – The Fund relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the Fund’s proprietary data science approach will result in effective investment decisions for the Fund and, specifically to the extent the approach does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Nasdaq Hedged Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMORGAN U.S. VALUE FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/JPMORGAN U.S. VALUE FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/JPMORGAN U.S. VALUE FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

JNL/JPMORGAN U.S. VALUE FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/JPMORGAN U.S. VALUE FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/JPMORGAN U.S. VALUE FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/JPMORGAN U.S. VALUE FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/JPMORGAN U.S. VALUE FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/JPMORGAN U.S. VALUE FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/JPMORGAN U.S. VALUE FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL/JPMORGAN U.S. VALUE FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

JNL/JPMORGAN U.S. VALUE FUND | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.

JNL/JPMORGAN U.S. VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Loomis Sayles Global Growth Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/Loomis Sayles Global Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/Loomis Sayles Global Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Loomis Sayles Global Growth Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/Loomis Sayles Global Growth Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/Loomis Sayles Global Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Loomis Sayles Global Growth Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

JNL/Loomis Sayles Global Growth Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/Loomis Sayles Global Growth Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/Loomis Sayles Global Growth Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

JNL/Loomis Sayles Global Growth Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/Loomis Sayles Global Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

JNL/Loomis Sayles Global Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/Loomis Sayles Global Growth Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/Loomis Sayles Global Growth Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL/Loomis Sayles Global Growth Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

JNL/Loomis Sayles Global Growth Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

JNL/Loomis Sayles Global Growth Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL/Loomis Sayles Global Growth Fund | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

JNL/Loomis Sayles Global Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Loomis Sayles Global Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL/Lord Abbett Short Duration Income Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/Lord Abbett Short Duration Income Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Lord Abbett Short Duration Income Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

JNL/Lord Abbett Short Duration Income Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/Lord Abbett Short Duration Income Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

JNL/Lord Abbett Short Duration Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Lord Abbett Short Duration Income Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

JNL/Lord Abbett Short Duration Income Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL/Lord Abbett Short Duration Income Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL/Lord Abbett Short Duration Income Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

JNL/Lord Abbett Short Duration Income Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

JNL/Lord Abbett Short Duration Income Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

JNL/Lord Abbett Short Duration Income Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/Lord Abbett Short Duration Income Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/Lord Abbett Short Duration Income Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

JNL/Lord Abbett Short Duration Income Fund | Senior loans risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

JNL/Lord Abbett Short Duration Income Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

JNL/Lord Abbett Short Duration Income Fund | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”

JNL/Lord Abbett Short Duration Income Fund | Commercial mortgage-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commercial mortgage-backed securities risk – Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

JNL/Lord Abbett Short Duration Income Fund | Collateralized loan obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Collateralized loan obligations risk – Collateralized loan obligations (“CLOs”) are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

JNL/Lord Abbett Short Duration Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON EMERGING MARKETS INDEX FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

JNL/MELLON EMERGING MARKETS INDEX FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/MELLON EMERGING MARKETS INDEX FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/MELLON EMERGING MARKETS INDEX FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Master Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

JNL/MELLON EMERGING MARKETS INDEX FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/MELLON EMERGING MARKETS INDEX FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Master Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Master Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Master Fund may have to sell securities at a time when it may be disadvantageous to do so.

JNL/MELLON EMERGING MARKETS INDEX FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/MELLON EMERGING MARKETS INDEX FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Master Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

JNL/MELLON EMERGING MARKETS INDEX FUND | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Master Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

JNL/MELLON EMERGING MARKETS INDEX FUND | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Master Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Master Fund’s performance and increase the volatility of an investment in the Fund.

JNL/MELLON EMERGING MARKETS INDEX FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration risk – The Master Fund may concentrate its investments in certain securities. To the extent that the Master Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Master Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/MELLON EMERGING MARKETS INDEX FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.

JNL/MELLON EMERGING MARKETS INDEX FUND | Russia investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Russia investment risk – During periods when sanctions are in place, such as the ongoing Russia/Ukraine war, there are risks related to holding positions located in or with ties to Russia. This may include, but is not limited to, the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned securities. Absent sanctions prohibiting these investments, the Master Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the underdeveloped state of Russia’s banking system and securities markets, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Master Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Master Fund to enforce its rights or otherwise remedy the loss.

JNL/MELLON EMERGING MARKETS INDEX FUND | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Master Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

JNL/MELLON EMERGING MARKETS INDEX FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL/MELLON EMERGING MARKETS INDEX FUND | Clearance and settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.

JNL/MELLON EMERGING MARKETS INDEX FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.

JNL/MELLON EMERGING MARKETS INDEX FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

JNL/MELLON EMERGING MARKETS INDEX FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

JNL/MELLON EMERGING MARKETS INDEX FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.

JNL/MELLON EMERGING MARKETS INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON S&P 500 INDEX FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MELLON S&P 500 INDEX FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MELLON S&P 500 INDEX FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/MELLON S&P 500 INDEX FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/MELLON S&P 500 INDEX FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/MELLON S&P 500 INDEX FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/MELLON S&P 500 INDEX FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/MELLON S&P 500 INDEX FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL/MELLON S&P 500 INDEX FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/MELLON S&P 500 INDEX FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/MELLON S&P 500 INDEX FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/MELLON S&P 500 INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Master Fund to underperform funds that focus on other types of stocks.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.
JNL/MELLON S&P 400 MIDCAP INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON SMALL CAP INDEX FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MELLON SMALL CAP INDEX FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MELLON SMALL CAP INDEX FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/MELLON SMALL CAP INDEX FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/MELLON SMALL CAP INDEX FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/MELLON SMALL CAP INDEX FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
JNL/MELLON SMALL CAP INDEX FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/MELLON SMALL CAP INDEX FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
JNL/MELLON SMALL CAP INDEX FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/MELLON SMALL CAP INDEX FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/MELLON SMALL CAP INDEX FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.
JNL/MELLON SMALL CAP INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON INTERNATIONAL INDEX FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/MELLON INTERNATIONAL INDEX FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MELLON INTERNATIONAL INDEX FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/MELLON INTERNATIONAL INDEX FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MELLON INTERNATIONAL INDEX FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Master Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Master Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Master Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/MELLON INTERNATIONAL INDEX FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/MELLON INTERNATIONAL INDEX FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/MELLON INTERNATIONAL INDEX FUND | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
JNL/MELLON INTERNATIONAL INDEX FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
JNL/MELLON INTERNATIONAL INDEX FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/MELLON INTERNATIONAL INDEX FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
JNL/MELLON INTERNATIONAL INDEX FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/MELLON INTERNATIONAL INDEX FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/MELLON INTERNATIONAL INDEX FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.
JNL/MELLON INTERNATIONAL INDEX FUND | Asian investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
JNL/MELLON INTERNATIONAL INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON BOND INDEX FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/MELLON BOND INDEX FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MELLON BOND INDEX FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/MELLON BOND INDEX FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/MELLON BOND INDEX FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/MELLON BOND INDEX FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/MELLON BOND INDEX FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Master Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/MELLON BOND INDEX FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/MELLON BOND INDEX FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
JNL/MELLON BOND INDEX FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/MELLON BOND INDEX FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/MELLON BOND INDEX FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/MELLON BOND INDEX FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon U.S. Stock Market Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon U.S. Stock Market Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon U.S. Stock Market Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon U.S. Stock Market Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Mellon U.S. Stock Market Index Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/Mellon U.S. Stock Market Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon U.S. Stock Market Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon U.S. Stock Market Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL/Mellon U.S. Stock Market Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon U.S. Stock Market Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon U.S. Stock Market Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon U.S. Stock Market Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Dow Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Dow Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Dow Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Dow Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Mellon Dow Index Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/Mellon Dow Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Dow Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Dow Index Fund | Limited management, trading cost and rebalance risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
JNL/Mellon Dow Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Dow Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Dow Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Dow Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Dow Index Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon World Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon World Index Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Mellon World Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon World Index Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/Mellon World Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon World Index Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/Mellon World Index Fund | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
JNL/Mellon World Index Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/Mellon World Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon World Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL/Mellon World Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon World Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon World Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon World Index Fund | Asian investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
JNL/Mellon World Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Nasdaq 100 Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Nasdaq 100 Index Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Mellon Nasdaq 100 Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Nasdaq 100 Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Nasdaq 100 Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Mellon Nasdaq 100 Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Nasdaq 100 Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Nasdaq 100 Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Nasdaq 100 Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Nasdaq 100 Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Nasdaq 100 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Nasdaq 100 Index Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Communication Services Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Communication Services Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Communication Services Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Communication Services Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Communication Services Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Communication Services Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Communication Services Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Communication Services Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Communication Services Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Communication Services Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Communication Services Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Communication Services Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Communication Services Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Communication Services Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Communication Services Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Consumer Discretionary Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Consumer Discretionary Sector Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Mellon Consumer Discretionary Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Consumer Discretionary Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Consumer Discretionary Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Consumer Discretionary Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Consumer Discretionary Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Consumer Discretionary Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Consumer Discretionary Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Consumer Discretionary Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Consumer Discretionary Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Consumer Discretionary Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Consumer Discretionary Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Consumer Discretionary Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Consumer Discretionary Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Consumer Discretionary Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Consumers Staples Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Consumers Staples Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Consumers Staples Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Consumers Staples Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Consumers Staples Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Consumers Staples Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Consumers Staples Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Consumers Staples Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Consumers Staples Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Consumers Staples Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Consumers Staples Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Consumers Staples Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Consumers Staples Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Consumers Staples Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Consumers Staples Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Energy Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Energy Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Energy Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Energy Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Energy Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Energy Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Energy Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Energy Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Energy Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Energy Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Energy Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Energy Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Energy Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Energy Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Energy Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Financial Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Financial Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Financial Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Financial Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Financial Sector Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/Mellon Financial Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Financial Sector Fund | Banking industry investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.
JNL/Mellon Financial Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Financial Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Financial Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Financial Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Financial Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Financial Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Financial Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Financial Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Financial Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Financial Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Healthcare Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Healthcare Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Healthcare Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Healthcare Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Healthcare Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Healthcare Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Healthcare Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Healthcare Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Healthcare Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Healthcare Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Healthcare Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Healthcare Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Healthcare Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Healthcare Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Healthcare Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Industrials Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Industrials Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Industrials Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Industrials Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Industrials Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Industrials Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Industrials Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Industrials Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Industrials Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Industrials Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL/Mellon Industrials Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Industrials Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Industrials Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Industrials Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Information Technology Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Mellon Information Technology Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Mellon Information Technology Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Mellon Information Technology Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Mellon Information Technology Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Mellon Information Technology Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Mellon Information Technology Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Mellon Information Technology Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Mellon Information Technology Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Mellon Information Technology Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Mellon Information Technology Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Mellon Information Technology Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Mellon Information Technology Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Mellon Information Technology Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Information Technology Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Mellon Materials Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/Mellon Materials Sector Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL/Mellon Materials Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Mellon Materials Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/Mellon Materials Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/Mellon Materials Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/Mellon Materials Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/Mellon Materials Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL/Mellon Materials Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/Mellon Materials Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL/Mellon Materials Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.

JNL/Mellon Materials Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

JNL/Mellon Materials Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

JNL/Mellon Materials Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

JNL/Mellon Materials Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Materials Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL/Mellon Real Estate Sector Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

JNL/Mellon Real Estate Sector Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

JNL/Mellon Real Estate Sector Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

JNL/Mellon Real Estate Sector Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

JNL/Mellon Real Estate Sector Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

JNL/Mellon Real Estate Sector Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

JNL/Mellon Real Estate Sector Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

JNL/Mellon Real Estate Sector Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

JNL/Mellon Real Estate Sector Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

JNL/Mellon Real Estate Sector Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

JNL/Mellon Real Estate Sector Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

JNL/Mellon Real Estate Sector Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.

JNL/Mellon Real Estate Sector Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

JNL/Mellon Real Estate Sector Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

JNL/Mellon Real Estate Sector Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

JNL/Mellon Real Estate Sector Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Mellon Real Estate Sector Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

JNL S&P 500 Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL S&P 500 Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL S&P 500 Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL S&P 500 Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL S&P 500 Index Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL S&P 500 Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL S&P 500 Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL S&P 500 Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL S&P 500 Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL S&P 500 Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL S&P 500 Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL S&P 500 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON UTILITIES SECTOR FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MELLON UTILITIES SECTOR FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MELLON UTILITIES SECTOR FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/MELLON UTILITIES SECTOR FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/MELLON UTILITIES SECTOR FUND | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/MELLON UTILITIES SECTOR FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/MELLON UTILITIES SECTOR FUND | Government regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
JNL/MELLON UTILITIES SECTOR FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/MELLON UTILITIES SECTOR FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/MELLON UTILITIES SECTOR FUND | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/MELLON UTILITIES SECTOR FUND | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/MELLON UTILITIES SECTOR FUND | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/MELLON UTILITIES SECTOR FUND | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/MELLON UTILITIES SECTOR FUND | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/MELLON UTILITIES SECTOR FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MELLON UTILITIES SECTOR FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/MFS Equity Income Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MFS Equity Income Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/MFS Equity Income Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/MFS Equity Income Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/MFS Equity Income Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/MFS Equity Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MFS Equity Income Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/MFS Equity Income Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/MFS Equity Income Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/MFS Equity Income Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/MFS Equity Income Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/MFS Equity Income Fund | Quantitative strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor’s historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.
JNL/MFS Equity Income Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/MFS Equity Income Fund | Dividend-paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.
JNL/MFS Equity Income Fund | Redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
JNL/MFS Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/MFS MID CAP VALUE FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/MFS MID CAP VALUE FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/MFS MID CAP VALUE FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/MFS MID CAP VALUE FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/MFS MID CAP VALUE FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/MFS MID CAP VALUE FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/MFS MID CAP VALUE FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/MFS MID CAP VALUE FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/MFS MID CAP VALUE FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/MFS MID CAP VALUE FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/MFS MID CAP VALUE FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/MFS MID CAP VALUE FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/MFS MID CAP VALUE FUND | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/MFS MID CAP VALUE FUND | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/MFS MID CAP VALUE FUND | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/MFS MID CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Morningstar SMID Moat Focus Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Morningstar SMID Moat Focus Index Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Morningstar SMID Moat Focus Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Morningstar SMID Moat Focus Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Morningstar SMID Moat Focus Index Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
JNL/Morningstar SMID Moat Focus Index Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/Morningstar SMID Moat Focus Index Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Morningstar SMID Moat Focus Index Fund | Consumer discretionary risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Consumer discretionary risk – If the Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.
JNL/Morningstar SMID Moat Focus Index Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Morningstar SMID Moat Focus Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. Although, the Fund may, at times, be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL/Morningstar SMID Moat Focus Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Morningstar SMID Moat Focus Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Morningstar SMID Moat Focus Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Morningstar SMID Moat Focus Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Morningstar U.S. Sustainability Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Morningstar U.S. Sustainability Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Morningstar U.S. Sustainability Index Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/Morningstar U.S. Sustainability Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Morningstar U.S. Sustainability Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Morningstar U.S. Sustainability Index Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Morningstar U.S. Sustainability Index Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/Morningstar U.S. Sustainability Index Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Morningstar U.S. Sustainability Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Morningstar U.S. Sustainability Index Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Morningstar U.S. Sustainability Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Morningstar U.S. Sustainability Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Morningstar U.S. Sustainability Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Morningstar U.S. Sustainability Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Morningstar U.S. Sustainability Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Morningstar U.S. Sustainability Index Fund | ESG (Environmental, Social & Governance) investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
JNL/Morningstar U.S. Sustainability Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Morningstar U.S. Sustainability Index Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/Morningstar Wide Moat Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Morningstar Wide Moat Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Morningstar Wide Moat Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Morningstar Wide Moat Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Morningstar Wide Moat Index Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Morningstar Wide Moat Index Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Morningstar Wide Moat Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Morningstar Wide Moat Index Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Morningstar Wide Moat Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Morningstar Wide Moat Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/Morningstar Wide Moat Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/Morningstar Wide Moat Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/Morningstar Wide Moat Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/Morningstar Wide Moat Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Neuberger Berman Commodity Strategy Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/Neuberger Berman Commodity Strategy Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Neuberger Berman Commodity Strategy Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Neuberger Berman Commodity Strategy Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/Neuberger Berman Commodity Strategy Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Neuberger Berman Commodity Strategy Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/Neuberger Berman Commodity Strategy Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/Neuberger Berman Commodity Strategy Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/Neuberger Berman Commodity Strategy Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/Neuberger Berman Commodity Strategy Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/Neuberger Berman Commodity Strategy Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Neuberger Berman Commodity Strategy Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/Neuberger Berman Commodity Strategy Fund | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/Neuberger Berman Commodity Strategy Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/Neuberger Berman Commodity Strategy Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/Neuberger Berman Commodity Strategy Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/Neuberger Berman Commodity Strategy Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/Neuberger Berman Commodity Strategy Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Neuberger Berman Commodity Strategy Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Neuberger Berman Commodity Strategy Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/Neuberger Berman Commodity Strategy Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/Neuberger Berman Commodity Strategy Fund | Clearance and settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
JNL/Neuberger Berman Commodity Strategy Fund | Commodities regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts and related options are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
JNL/Neuberger Berman Commodity Strategy Fund | Commodity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, war, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, insufficient storage capacity, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
JNL/Neuberger Berman Commodity Strategy Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/Neuberger Berman Commodity Strategy Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/Neuberger Berman Commodity Strategy Fund | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/Neuberger Berman Commodity Strategy Fund | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/Neuberger Berman Commodity Strategy Fund | Model risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model risk – The Sub-Adviser relies heavily on quantitative models and information and data supplied or made available by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments. The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
JNL/Neuberger Berman Commodity Strategy Fund | Market direction risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market direction risk – Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.
JNL/Neuberger Berman Commodity Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Neuberger Berman Gold Plus Strategy Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/Neuberger Berman Gold Plus Strategy Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Neuberger Berman Gold Plus Strategy Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Neuberger Berman Gold Plus Strategy Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/Neuberger Berman Gold Plus Strategy Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Neuberger Berman Gold Plus Strategy Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/Neuberger Berman Gold Plus Strategy Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/Neuberger Berman Gold Plus Strategy Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/Neuberger Berman Gold Plus Strategy Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/Neuberger Berman Gold Plus Strategy Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/Neuberger Berman Gold Plus Strategy Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Neuberger Berman Gold Plus Strategy Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/Neuberger Berman Gold Plus Strategy Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities, including commodity-linked derivative instruments. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Neuberger Berman Gold Plus Strategy Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Neuberger Berman Gold Plus Strategy Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/Neuberger Berman Gold Plus Strategy Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/Neuberger Berman Gold Plus Strategy Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/Neuberger Berman Gold Plus Strategy Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/Neuberger Berman Gold Plus Strategy Fund | Investment in money market funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
JNL/Neuberger Berman Gold Plus Strategy Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/Neuberger Berman Gold Plus Strategy Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Neuberger Berman Gold Plus Strategy Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/Neuberger Berman Gold Plus Strategy Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/Neuberger Berman Gold Plus Strategy Fund | Commodities regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts and related options are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
JNL/Neuberger Berman Gold Plus Strategy Fund | Commodity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, war, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, insufficient storage capacity, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
JNL/Neuberger Berman Gold Plus Strategy Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/Neuberger Berman Gold Plus Strategy Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/Neuberger Berman Gold Plus Strategy Fund | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/Neuberger Berman Gold Plus Strategy Fund | Model risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model risk – The Sub-Adviser relies heavily on quantitative models and information and data supplied or made available by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments. The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. The Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
JNL/Neuberger Berman Gold Plus Strategy Fund | Bitcoin futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin futures risk – The bitcoin futures contracts the Fund may invest in are traded on a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin futures expose the Fund to all of the risks related to cryptocurrency discussed under “Cryptocurrency risk” below and also expose the Fund to risks specific to bitcoin futures.The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets given that the bitcoin futures market is relatively new. In addition, the Chicago Mercantile Exchange (“CME”), the exchange on which bitcoin futures are traded, and its related clearinghouses and the Fund’s futures commission merchants (“FCMs”) generally require the Fund to maintain relatively high levels of initial margin at the clearinghouse and FCM in connection with bitcoin futures. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure.In addition, bitcoin futures have generally exhibited significant price volatility relative to traditional asset classes. Bitcoin futures may also experience significant price volatility as a result of being the target of market fraud and manipulation. Futures contracts based on bitcoin are also subject to the risks otherwise applicable to derivatives and, in particular, futures contracts, discussed below.
JNL/Neuberger Berman Gold Plus Strategy Fund | Bitcoin futures capacity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin futures capacity risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the Chicago Mercantile Exchange ("CME"), or the U.S. Commodity Futures Trading Commission ("CFTC"), the Fund may not be able to achieve its investment objective and may experience significant losses. In addition, future regulatory changes involving buying and selling bitcoin futures may limit the ability of the Fund to achieve its investment objective.
JNL/Neuberger Berman Gold Plus Strategy Fund | Cryptocurrency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cryptocurrency risk – Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency is a newer technological innovation with limited history; it is highly speculative and future regulatory actions or policies may significantly affect the price of cryptocurrencies, and thus the value of the Fund’s bitcoin futures contracts or physical bitcoin exchange-traded funds (“ETFs”). The growth of cryptocurrency markets and the acceptance of bitcoin as a digital currency is subject to significant uncertainty, and to the extent the pace of this growth slows or reverses, the price of bitcoin and the Fund’s bitcoin futures contracts or physical bitcoin ETFs may decline.The value of cryptocurrencies is normally determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The market price of bitcoin has been subject to extreme fluctuations, and may be highly volatile. If cryptocurrency markets continue to be subject to sharp fluctuations, the Fund’s exposure to bitcoin futures contracts or physical bitcoin ETFs could result in substantial losses to the Fund. Cryptocurrency generally operates without central authority (such as a bank), and the value is generally not backed by any government, corporation, or other identified body. Cryptocurrency is not legal tender; Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, which could severely affect the value of any holdings. Regulation of cryptocurrencies in the United States is still developing and is subject to significant uncertainty. The treatment of cryptocurrency for U.S. federal, state and local income tax purposes is also uncertain. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction.Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges are also subject to cyber security risks. Cryptocurrency exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of bitcoin and other cryptocurrencies and impact the value of bitcoin, bitcoin futures and physical bitcoin ETFs. The Fund’s investment exposure to bitcoin through bitcoin futures contracts or physical bitcoin ETFs remains subject to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of bitcoin and thus the Fund’s investment exposure to bitcoin.
JNL/Neuberger Berman Gold Plus Strategy Fund | Bitcoin ETF risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin ETF risk – Investments in bitcoin ETFs are subject to the risks identified in Cryptocurrency risk and Exchange-traded funds investing risk described herein. The values of bitcoin ETFs are subject to change as the values of the bitcoin ETFs’ component assets (i.e., bitcoin or bitcoin futures contracts) fluctuate due to market volatility. Bitcoin ETFs may trade in the secondary market at a premium to or discount from their net asset values, and the Fund may purchase or sell shares of bitcoin ETFs at prices above or below such net asset values. Because the market price of ETF shares depends in part on the demand in the market for the shares, as well as on the value of the ETF’s component assets, and because the market price of ETF shares is subject to tracking error, the market price of a bitcoin ETF may be more volatile than the underlying bitcoin or bitcoin futures contracts in which the bitcoin ETF invests. In addition, there is no guarantee that an active trading market for bitcoin ETFs will exist at any time and the Fund may not be able to liquidate bitcoin ETF holdings at the time or price desired, which may adversely impact Fund performance. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell them until trading is resumed.
JNL/Neuberger Berman Gold Plus Strategy Fund | Precious metals-related securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
JNL/Neuberger Berman Gold Plus Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate ("SOFR") or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Investment in money market funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Restricted securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Structured investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund's illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Currency transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodity Futures Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Distressed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Private placement and other restricted securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Private placement and other restricted securities risk – Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Tender option bonds and related securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tender option bonds and related securities risk – The Fund’s use of tender option bonds may reduce the Fund’s return and/or increase volatility. Tender option bonds are created when municipal bonds are deposited into a trust or other special purpose vehicle, which issues two classes of certificates with varying economic interests. Holders of floating rate certificates receive tax-exempt interest based on short-term rates and may tender the certificates to the trust at face value. Holders of residual income certificates (“inverse floaters”) receive tax-exempt interest at a rate based on the difference between the interest rate earned on the underlying bonds and the interest paid to floating rate certificate holders, and bear the risk that the underlying bonds decline in value. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including greater risk of loss of principal. Certain tender option bonds may be illiquid. A trust may be terminated if, for example, the issuer of the underlying bond defaults on interest payments or the credit rating assigned to the issuer of the underlying bond is downgraded.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | When-issued and delayed delivery securities and forward commitments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Newton Equity Income Fund | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/Newton Equity Income Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Newton Equity Income Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/Newton Equity Income Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/Newton Equity Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Newton Equity Income Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/Newton Equity Income Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Newton Equity Income Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/Newton Equity Income Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/Newton Equity Income Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/Newton Equity Income Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
JNL/Newton Equity Income Fund | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
JNL/Newton Equity Income Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/Newton Equity Income Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/Newton Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PIMCO Income Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/PIMCO Income Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/PIMCO Income Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PIMCO Income Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/PIMCO Income Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PIMCO Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/PIMCO Income Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PIMCO Income Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/PIMCO Income Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/PIMCO Income Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PIMCO Income Fund | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/PIMCO Income Fund | Contingent convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Contingent convertible securities risk – Contingent convertible securities (“CoCos”) are a form of hybrid fixed-income instrument. They are subordinated instruments that are designed to behave like bonds or preferred equity in times of economic health for the issuer, yet absorb losses when a pre-determined “trigger event” affecting the issuer occurs. CoCos are either convertible into equity at a predetermined share price or written down if a pre-specified trigger event occurs (in certain circumstances, the value may be written down to zero). Trigger events vary by individual security and are defined by the documents governing the contingent convertible security. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. If the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
JNL/PIMCO Income Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PIMCO Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PIMCO Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PIMCO Income Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PIMCO Income Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/PIMCO Income Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
JNL/PIMCO Income Fund | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/PIMCO Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PIMCO Investment Grade Credit Bond Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/PIMCO Investment Grade Credit Bond Fund | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/PIMCO Investment Grade Credit Bond Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/PIMCO Investment Grade Credit Bond Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PIMCO Investment Grade Credit Bond Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/PIMCO Investment Grade Credit Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/PIMCO Investment Grade Credit Bond Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PIMCO Investment Grade Credit Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/PIMCO Investment Grade Credit Bond Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/PIMCO Investment Grade Credit Bond Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PIMCO Investment Grade Credit Bond Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/PIMCO Investment Grade Credit Bond Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/PIMCO Investment Grade Credit Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/PIMCO Investment Grade Credit Bond Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PIMCO Investment Grade Credit Bond Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/PIMCO Investment Grade Credit Bond Fund | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/PIMCO Investment Grade Credit Bond Fund | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate ("SOFR") or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/PIMCO Investment Grade Credit Bond Fund | Contingent convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Contingent convertible securities risk – Contingent convertible securities (“CoCos”) are a form of hybrid fixed-income instrument. They are subordinated instruments that are designed to behave like bonds or preferred equity in times of economic health for the issuer, yet absorb losses when a pre-determined “trigger event” affecting the issuer occurs. CoCos are either convertible into equity at a predetermined share price or written down if a pre-specified trigger event occurs (in certain circumstances, the value may be written down to zero). Trigger events vary by individual security and are defined by the documents governing the contingent convertible security. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. If the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
JNL/PIMCO Investment Grade Credit Bond Fund | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/PIMCO Investment Grade Credit Bond Fund | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.
JNL/PIMCO Investment Grade Credit Bond Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/PIMCO Investment Grade Credit Bond Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/PIMCO Investment Grade Credit Bond Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PIMCO Investment Grade Credit Bond Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/PIMCO Investment Grade Credit Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PIMCO Investment Grade Credit Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PIMCO Investment Grade Credit Bond Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PIMCO Investment Grade Credit Bond Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/PIMCO Investment Grade Credit Bond Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/PIMCO Investment Grade Credit Bond Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/PIMCO Investment Grade Credit Bond Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
JNL/PIMCO Investment Grade Credit Bond Fund | Structured investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund's illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
JNL/PIMCO Investment Grade Credit Bond Fund | Repurchase agreements, purchase and sale contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
JNL/PIMCO Investment Grade Credit Bond Fund | Reverse repurchase agreements risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.
JNL/PIMCO Investment Grade Credit Bond Fund | When-issued and delayed delivery securities and forward commitments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
JNL/PIMCO Investment Grade Credit Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PIMCO REAL RETURN FUND | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/PIMCO REAL RETURN FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/PIMCO REAL RETURN FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/PIMCO REAL RETURN FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PIMCO REAL RETURN FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/PIMCO REAL RETURN FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/PIMCO REAL RETURN FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PIMCO REAL RETURN FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/PIMCO REAL RETURN FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/PIMCO REAL RETURN FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PIMCO REAL RETURN FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/PIMCO REAL RETURN FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/PIMCO REAL RETURN FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/PIMCO REAL RETURN FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PIMCO REAL RETURN FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/PIMCO REAL RETURN FUND | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/PIMCO REAL RETURN FUND | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/PIMCO REAL RETURN FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/PIMCO REAL RETURN FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PIMCO REAL RETURN FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PIMCO REAL RETURN FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PIMCO REAL RETURN FUND | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PIMCO REAL RETURN FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/PIMCO REAL RETURN FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/PIMCO REAL RETURN FUND | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/PIMCO REAL RETURN FUND | Inflation-indexed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
JNL/PIMCO REAL RETURN FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PPM America Emerging Markets Debt Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/PPM America Emerging Markets Debt Fund | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/PPM America Emerging Markets Debt Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PPM America Emerging Markets Debt Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/PPM America Emerging Markets Debt Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/PPM America Emerging Markets Debt Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PPM America Emerging Markets Debt Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/PPM America Emerging Markets Debt Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/PPM America Emerging Markets Debt Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PPM America Emerging Markets Debt Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PPM America Emerging Markets Debt Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PPM America Emerging Markets Debt Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/PPM America Emerging Markets Debt Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/PPM America Emerging Markets Debt Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/PPM America Emerging Markets Debt Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PPM America Emerging Markets Debt Fund | Swaps risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandated a new regulatory framework for trading swaps in the United States. For example, certain standardized swaps are now, and others may in the future be, required to be executed on or subject to the rules of specified trading platforms such as designated contract markets or swap execution facilities and cleared by a central counterparty such as a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions. There are also risks introduced of a possible default by the central counterparty or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system.
JNL/PPM America Emerging Markets Debt Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/PPM America Emerging Markets Debt Fund | Government regulatory risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
JNL/PPM America Emerging Markets Debt Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/PPM America Emerging Markets Debt Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/PPM America Emerging Markets Debt Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PPM America Emerging Markets Debt Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/PPM America Emerging Markets Debt Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/PPM America Emerging Markets Debt Fund | Investment in money market funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
JNL/PPM America Emerging Markets Debt Fund | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
JNL/PPM America Emerging Markets Debt Fund | Regulation S securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
JNL/PPM America Emerging Markets Debt Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PPM America Emerging Markets Debt Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/PPM America Emerging Markets Debt Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/PPM America Emerging Markets Debt Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
JNL/PPM America Emerging Markets Debt Fund | Volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
JNL/PPM America Emerging Markets Debt Fund | Structured investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund's illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
JNL/PPM America Emerging Markets Debt Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PPM AMERICA HIGH YIELD BOND FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate ("SOFR") or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Senior loans risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Second lien loans risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Distressed debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Investment in money market funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PPM AMERICA HIGH YIELD BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PPM America Investment Grade Credit Fund | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/PPM America Investment Grade Credit Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PPM America Investment Grade Credit Fund | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
JNL/PPM America Investment Grade Credit Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/PPM America Investment Grade Credit Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PPM America Investment Grade Credit Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/PPM America Investment Grade Credit Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/PPM America Investment Grade Credit Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PPM America Investment Grade Credit Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/PPM America Investment Grade Credit Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/PPM America Investment Grade Credit Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/PPM America Investment Grade Credit Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PPM America Investment Grade Credit Fund | Contingent convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Contingent convertible securities risk – Contingent convertible securities (“CoCos”) are a form of hybrid fixed-income instrument. They are subordinated instruments that are designed to behave like bonds or preferred equity in times of economic health for the issuer, yet absorb losses when a pre-determined “trigger event” affecting the issuer occurs. CoCos are either convertible into equity at a predetermined share price or written down if a pre-specified trigger event occurs (in certain circumstances, the value may be written down to zero). Trigger events vary by individual security and are defined by the documents governing the contingent convertible security. The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. If the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
JNL/PPM America Investment Grade Credit Fund | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/PPM America Investment Grade Credit Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/PPM America Investment Grade Credit Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PPM America Investment Grade Credit Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/PPM America Investment Grade Credit Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/PPM America Investment Grade Credit Fund | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
JNL/PPM America Investment Grade Credit Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PPM America Investment Grade Credit Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PPM America Investment Grade Credit Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PPM America Investment Grade Credit Fund | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/PPM America Investment Grade Credit Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/PPM America Investment Grade Credit Fund | When-issued and delayed delivery securities and forward commitments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
JNL/PPM America Investment Grade Credit Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/PPM AMERICA TOTAL RETURN FUND | Debt securities ratings risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
JNL/PPM AMERICA TOTAL RETURN FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/PPM AMERICA TOTAL RETURN FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/PPM AMERICA TOTAL RETURN FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
JNL/PPM AMERICA TOTAL RETURN FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/PPM AMERICA TOTAL RETURN FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/PPM AMERICA TOTAL RETURN FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/PPM AMERICA TOTAL RETURN FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/PPM AMERICA TOTAL RETURN FUND | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/PPM AMERICA TOTAL RETURN FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/PPM AMERICA TOTAL RETURN FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/PPM AMERICA TOTAL RETURN FUND | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
JNL/PPM AMERICA TOTAL RETURN FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/PPM AMERICA TOTAL RETURN FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/PPM AMERICA TOTAL RETURN FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/PPM AMERICA TOTAL RETURN FUND | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/PPM AMERICA TOTAL RETURN FUND | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/PPM AMERICA TOTAL RETURN FUND | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/PPM AMERICA TOTAL RETURN FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/PPM AMERICA TOTAL RETURN FUND | Rule 144A securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
JNL/PPM AMERICA TOTAL RETURN FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/PPM AMERICA TOTAL RETURN FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/PPM AMERICA TOTAL RETURN FUND | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/PPM AMERICA TOTAL RETURN FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/PPM AMERICA TOTAL RETURN FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/PPM AMERICA TOTAL RETURN FUND | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/PPM AMERICA TOTAL RETURN FUND | Collateralized loan obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Collateralized loan obligations risk – Collateralized loan obligations (“CLOs”) are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.
JNL/PPM AMERICA TOTAL RETURN FUND | When-issued and delayed delivery securities and forward commitments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
JNL/PPM AMERICA TOTAL RETURN FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/RAFI Fundamental U.S. Small Cap Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/RAFI Fundamental U.S. Small Cap Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/RAFI Fundamental U.S. Small Cap Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/RAFI Fundamental U.S. Small Cap Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/RAFI Fundamental U.S. Small Cap Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/RAFI Fundamental U.S. Small Cap Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/RAFI Fundamental U.S. Small Cap Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL/RAFI Fundamental U.S. Small Cap Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL/RAFI Fundamental U.S. Small Cap Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/RAFI Fundamental U.S. Small Cap Fund | Limited management, trading cost and rebalance risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
JNL/RAFI Fundamental U.S. Small Cap Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/RAFI Fundamental U.S. Small Cap Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/RAFI Fundamental U.S. Small Cap Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/RAFI Fundamental U.S. Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/RAFI Multi-Factor U.S. Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/RAFI Multi-Factor U.S. Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/RAFI Multi-Factor U.S. Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/RAFI Multi-Factor U.S. Equity Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/RAFI Multi-Factor U.S. Equity Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/RAFI Multi-Factor U.S. Equity Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/RAFI Multi-Factor U.S. Equity Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
JNL/RAFI Multi-Factor U.S. Equity Fund | Limited management, trading cost and rebalance risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
JNL/RAFI Multi-Factor U.S. Equity Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL/RAFI Multi-Factor U.S. Equity Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL/RAFI Multi-Factor U.S. Equity Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL/RAFI Multi-Factor U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. Rowe Price Capital Appreciation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/T. Rowe Price Capital Appreciation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/T. Rowe Price Capital Appreciation Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/T. Rowe Price Capital Appreciation Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/T. Rowe Price Capital Appreciation Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/T. Rowe Price Capital Appreciation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/T. Rowe Price Capital Appreciation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/T. Rowe Price Capital Appreciation Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/T. Rowe Price Capital Appreciation Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
JNL/T. Rowe Price Capital Appreciation Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/T. Rowe Price Capital Appreciation Fund | Corporate loan, sovereign entity loan, and bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate ("SOFR") or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
JNL/T. Rowe Price Capital Appreciation Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
JNL/T. Rowe Price Capital Appreciation Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/T. Rowe Price Capital Appreciation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/T. Rowe Price Capital Appreciation Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/T. Rowe Price Capital Appreciation Fund | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.
JNL/T. Rowe Price Capital Appreciation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/T. Rowe Price Capital Appreciation Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. Rowe Price Capital Appreciation Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/T. Rowe Price Growth Stock Fund | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/T. Rowe Price Growth Stock Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/T. Rowe Price Growth Stock Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/T. Rowe Price Growth Stock Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/T. Rowe Price Growth Stock Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/T. Rowe Price Growth Stock Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/T. Rowe Price Growth Stock Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/T. Rowe Price Growth Stock Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/T. Rowe Price Growth Stock Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/T. Rowe Price Growth Stock Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/T. Rowe Price Growth Stock Fund | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
JNL/T. Rowe Price Growth Stock Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/T. Rowe Price Growth Stock Fund | Consumer discretionary risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Consumer discretionary risk – If the Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.
JNL/T. Rowe Price Growth Stock Fund | Quantitative strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor's historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security's value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.
JNL/T. Rowe Price Growth Stock Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
JNL/T. Rowe Price Growth Stock Fund | Privately placed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
JNL/T. Rowe Price Growth Stock Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. Rowe Price Growth Stock Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Investments in IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Quantitative strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor's historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security's value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Privately placed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
JNL/T. ROWE PRICE MID-CAP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Prepayment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Commodity-linked derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, volatility in the spot market, changes in interest rates, war, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, insufficient storage capacity, embargoes, tariffs and international economic, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Asset-based securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
JNL/T. ROWE PRICE SHORT-TERM BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/T. ROWE PRICE VALUE FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/T. ROWE PRICE VALUE FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/T. ROWE PRICE VALUE FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/T. ROWE PRICE VALUE FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/T. ROWE PRICE VALUE FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/T. ROWE PRICE VALUE FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/T. ROWE PRICE VALUE FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/T. ROWE PRICE VALUE FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/T. ROWE PRICE VALUE FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/T. ROWE PRICE VALUE FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/T. ROWE PRICE VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Vanguard Moderate ETF Allocation Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/Vanguard Moderate ETF Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Vanguard Moderate ETF Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Vanguard Moderate ETF Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Vanguard Moderate ETF Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Vanguard Moderate ETF Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/Vanguard Moderate ETF Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Vanguard Moderate ETF Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/Vanguard Moderate ETF Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/Vanguard Moderate ETF Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
JNL/Vanguard Moderate ETF Allocation Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Vanguard Moderate ETF Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/Vanguard Moderate ETF Allocation Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/Vanguard Moderate ETF Allocation Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/Vanguard Moderate ETF Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/Vanguard Moderate ETF Allocation Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Vanguard Moderate ETF Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Vanguard Moderate ETF Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/Vanguard Moderate ETF Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/Vanguard Moderate Growth ETF Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Vanguard Growth ETF Allocation Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/Vanguard Growth ETF Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Vanguard Growth ETF Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Vanguard Growth ETF Allocation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying ETF Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying ETF Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Vanguard Growth ETF Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Vanguard Growth ETF Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/Vanguard Growth ETF Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Vanguard Growth ETF Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/Vanguard Growth ETF Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL/Vanguard Growth ETF Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
JNL/Vanguard Growth ETF Allocation Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL/Vanguard Growth ETF Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL/Vanguard Growth ETF Allocation Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/Vanguard Growth ETF Allocation Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL/Vanguard Growth ETF Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/Vanguard Growth ETF Allocation Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL/Vanguard Growth ETF Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Vanguard Growth ETF Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. an Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/Vanguard Growth ETF Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/WCM Focused International Equity Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/WCM Focused International Equity Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/WCM Focused International Equity Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/WCM Focused International Equity Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/WCM Focused International Equity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/WCM Focused International Equity Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/WCM Focused International Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/WCM Focused International Equity Fund | Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
JNL/WCM Focused International Equity Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/WCM Focused International Equity Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/WCM Focused International Equity Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL/WCM Focused International Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
JNL/WCM Focused International Equity Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/WCM Focused International Equity Fund | Investing in China A Shares risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
JNL/WCM Focused International Equity Fund | Investing through Stock Connect risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
JNL/WCM Focused International Equity Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
JNL/WCM Focused International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/Westchester Capital Event Driven Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/Westchester Capital Event Driven Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/Westchester Capital Event Driven Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/Westchester Capital Event Driven Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/Westchester Capital Event Driven Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/Westchester Capital Event Driven Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/Westchester Capital Event Driven Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/Westchester Capital Event Driven Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
JNL/Westchester Capital Event Driven Fund | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/Westchester Capital Event Driven Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/Westchester Capital Event Driven Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/Westchester Capital Event Driven Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/Westchester Capital Event Driven Fund | Short sales risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
JNL/Westchester Capital Event Driven Fund | Event driven and special situations risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
JNL/Westchester Capital Event Driven Fund | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
JNL/Westchester Capital Event Driven Fund | Special purpose acquisition companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Special purpose acquisition companies risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
JNL/Westchester Capital Event Driven Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/Westchester Capital Event Driven Fund | Leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
JNL/Westchester Capital Event Driven Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL/Westchester Capital Event Driven Fund | Master limited partnership risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
JNL/Westchester Capital Event Driven Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/Westchester Capital Event Driven Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/Westchester Capital Event Driven Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
JNL/Westchester Capital Event Driven Fund | Options risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
JNL/Westchester Capital Event Driven Fund | Distressed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.
JNL/Westchester Capital Event Driven Fund | Privately placed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
JNL/Westchester Capital Event Driven Fund | Hedging instruments risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
JNL/Westchester Capital Event Driven Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/WMC BALANCED FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/WMC BALANCED FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/WMC BALANCED FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/WMC BALANCED FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL/WMC BALANCED FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/WMC BALANCED FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/WMC BALANCED FUND | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/WMC BALANCED FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/WMC BALANCED FUND | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/WMC BALANCED FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/WMC BALANCED FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/WMC BALANCED FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/WMC BALANCED FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/WMC BALANCED FUND | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/WMC BALANCED FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/WMC BALANCED FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/WMC BALANCED FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/WMC Equity Income Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL/WMC Equity Income Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/WMC Equity Income Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/WMC Equity Income Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/WMC Equity Income Fund | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/WMC Equity Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/WMC Equity Income Fund | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/WMC Equity Income Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/WMC Equity Income Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/WMC Equity Income Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/WMC Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/WMC VALUE FUND | Accounting risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
JNL/WMC VALUE FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/WMC VALUE FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/WMC VALUE FUND | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/WMC VALUE FUND | Managed portfolio risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
JNL/WMC VALUE FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/WMC VALUE FUND | Company risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
JNL/WMC VALUE FUND | Stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
JNL/WMC VALUE FUND | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/WMC VALUE FUND | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL/WMC VALUE FUND | Quantitative strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor's historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security's value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.
JNL/WMC VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Conservative Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Managed Conservative Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/JPMorgan Managed Conservative Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/JPMorgan Managed Conservative Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Managed Conservative Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Managed Conservative Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/JPMorgan Managed Conservative Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/JPMorgan Managed Conservative Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/JPMorgan Managed Conservative Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
JNL/JPMorgan Managed Conservative Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Managed Conservative Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/JPMorgan Managed Conservative Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Managed Conservative Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Managed Conservative Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/JPMorgan Managed Conservative Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/JPMorgan Managed Conservative Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL/JPMorgan Managed Conservative Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/JPMorgan Managed Conservative Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/JPMorgan Managed Conservative Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/JPMorgan Managed Conservative Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/JPMorgan Managed Conservative Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Moderate Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Managed Moderate Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/JPMorgan Managed Moderate Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/JPMorgan Managed Moderate Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Managed Moderate Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Managed Moderate Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/JPMorgan Managed Moderate Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/JPMorgan Managed Moderate Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/JPMorgan Managed Moderate Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
JNL/JPMorgan Managed Moderate Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Managed Moderate Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/JPMorgan Managed Moderate Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Managed Moderate Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Managed Moderate Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/JPMorgan Managed Moderate Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/JPMorgan Managed Moderate Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL/JPMorgan Managed Moderate Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/JPMorgan Managed Moderate Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/JPMorgan Managed Moderate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/JPMorgan Managed Moderate Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/JPMorgan Managed Moderate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Moderate Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Managed Moderate Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/JPMorgan Managed Moderate Growth Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/JPMorgan Managed Moderate Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Managed Moderate Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Managed Moderate Growth Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/JPMorgan Managed Moderate Growth Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/JPMorgan Managed Moderate Growth Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/JPMorgan Managed Moderate Growth Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
JNL/JPMorgan Managed Moderate Growth Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Managed Moderate Growth Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/JPMorgan Managed Moderate Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Managed Moderate Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Managed Moderate Growth Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/JPMorgan Managed Moderate Growth Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/JPMorgan Managed Moderate Growth Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL/JPMorgan Managed Moderate Growth Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/JPMorgan Managed Moderate Growth Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/JPMorgan Managed Moderate Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/JPMorgan Managed Moderate Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/JPMorgan Managed Moderate Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Managed Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/JPMorgan Managed Growth Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/JPMorgan Managed Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Managed Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Managed Growth Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/JPMorgan Managed Growth Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/JPMorgan Managed Growth Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/JPMorgan Managed Growth Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
JNL/JPMorgan Managed Growth Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Managed Growth Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/JPMorgan Managed Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Managed Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Managed Growth Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/JPMorgan Managed Growth Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/JPMorgan Managed Growth Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL/JPMorgan Managed Growth Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/JPMorgan Managed Growth Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/JPMorgan Managed Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/JPMorgan Managed Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/JPMorgan Managed Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL/JPMorgan Managed Aggressive Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL/JPMorgan Managed Aggressive Growth Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL/JPMorgan Managed Aggressive Growth Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL/JPMorgan Managed Aggressive Growth Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
JNL/JPMorgan Managed Aggressive Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL/JPMorgan Managed Aggressive Growth Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL/JPMorgan Managed Aggressive Growth Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL/JPMorgan Managed Aggressive Growth Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL/JPMorgan Managed Aggressive Growth Fund | TIPS and inflation-linked bonds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
JNL/JPMorgan Managed Aggressive Growth Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL/JPMorgan Managed Aggressive Growth Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL/JPMorgan Managed Aggressive Growth Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL/JPMorgan Managed Aggressive Growth Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL/JPMorgan Managed Aggressive Growth Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in accordance with these investment strategies may not produce the returns the Sub-Adviser expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
JNL/JPMorgan Managed Aggressive Growth Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL/JPMorgan Managed Aggressive Growth Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL/JPMorgan Managed Aggressive Growth Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL/JPMorgan Managed Aggressive Growth Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL/JPMorgan Managed Aggressive Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL/JPMorgan Managed Aggressive Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL/JPMorgan Managed Aggressive Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Conservative Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL Conservative Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL Conservative Allocation Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL Conservative Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL Conservative Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL Conservative Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL Conservative Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL Conservative Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL Conservative Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL Conservative Allocation Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL Conservative Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL Conservative Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL Conservative Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL Conservative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Moderate Allocation Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL Moderate Allocation Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL Moderate Allocation Fund | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL Moderate Allocation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL Moderate Allocation Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL Moderate Allocation Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL Moderate Allocation Fund | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL Moderate Allocation Fund | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL Moderate Allocation Fund | Settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
JNL Moderate Allocation Fund | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL Moderate Allocation Fund | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL Moderate Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL Moderate Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL Moderate Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL MODERATE GROWTH ALLOCATION FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL MODERATE GROWTH ALLOCATION FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL MODERATE GROWTH ALLOCATION FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL MODERATE GROWTH ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL MODERATE GROWTH ALLOCATION FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL MODERATE GROWTH ALLOCATION FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL MODERATE GROWTH ALLOCATION FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL MODERATE GROWTH ALLOCATION FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL MODERATE GROWTH ALLOCATION FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL MODERATE GROWTH ALLOCATION FUND | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL MODERATE GROWTH ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL MODERATE GROWTH ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL MODERATE GROWTH ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL GROWTH ALLOCATION FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL GROWTH ALLOCATION FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL GROWTH ALLOCATION FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL GROWTH ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL GROWTH ALLOCATION FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL GROWTH ALLOCATION FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL GROWTH ALLOCATION FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL GROWTH ALLOCATION FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL GROWTH ALLOCATION FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL GROWTH ALLOCATION FUND | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL GROWTH ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL GROWTH ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL GROWTH ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | High-yield bonds, lower-rated bonds, and unrated securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Mid-capitalization and small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Investment in other investment companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Underlying funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL AGGRESSIVE GROWTH ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Bond Index Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL Bond Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL Bond Index Fund | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
JNL Bond Index Fund | Fixed-income risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
JNL Bond Index Fund | Mortgage-related and other asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
JNL Bond Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL Bond Index Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
JNL Bond Index Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
JNL Bond Index Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
JNL Bond Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL Bond Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL Bond Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL Bond Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL Bond Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Emerging Markets Index Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL Emerging Markets Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL Emerging Markets Index Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL Emerging Markets Index Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
JNL Emerging Markets Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL Emerging Markets Index Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL Emerging Markets Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL Emerging Markets Index Fund | Emerging markets and less developed countries risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
JNL Emerging Markets Index Fund | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange-traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.
JNL Emerging Markets Index Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
JNL Emerging Markets Index Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
JNL Emerging Markets Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL Emerging Markets Index Fund | Russia investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Russia investment risk – During periods when sanctions are in place, such as the ongoing Russia/Ukraine war, there are risks related to holding positions located in or with ties to Russia. This may include, but is not limited to, the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned securities. Absent sanctions prohibiting these investments, the Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the underdeveloped state of Russia’s banking system and securities markets, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
JNL Emerging Markets Index Fund | Counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
JNL Emerging Markets Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL Emerging Markets Index Fund | Clearance and settlement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
JNL Emerging Markets Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL Emerging Markets Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL Emerging Markets Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL Emerging Markets Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL Emerging Markets Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL International Index Fund | Currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
JNL International Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL International Index Fund | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
JNL International Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL International Index Fund | Forward and futures contract risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
JNL International Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL International Index Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL International Index Fund | European investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
JNL International Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL International Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL International Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL International Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL International Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL International Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL International Index Fund | Asian investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
JNL International Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Mid Cap Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL Mid Cap Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL Mid Cap Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL Mid Cap Index Fund | Large-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
JNL Mid Cap Index Fund | Mid-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
JNL Mid Cap Index Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL Mid Cap Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL Mid Cap Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL Mid Cap Index Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL Mid Cap Index Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL Mid Cap Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL Mid Cap Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL Mid Cap Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL Mid Cap Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL Mid Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
JNL Small Cap Index Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
JNL Small Cap Index Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
JNL Small Cap Index Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.
JNL Small Cap Index Fund | Financial services risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
JNL Small Cap Index Fund | Small-capitalization investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
JNL Small Cap Index Fund | Exchange-traded funds investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
JNL Small Cap Index Fund | Securities lending risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
JNL Small Cap Index Fund | REIT investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
JNL Small Cap Index Fund | Real estate investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.
JNL Small Cap Index Fund | Index investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index. The Fund may at times be invested in a non-diversified manner to the extent that the Index is also invested in a non-diversified manner.
JNL Small Cap Index Fund | Passive investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
JNL Small Cap Index Fund | Tracking error risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
JNL Small Cap Index Fund | License termination risk [Member]
Prospectus [Line Items]
Risk [Text Block]	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
JNL Small Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.